[DAVIS POLK & WARDWELL LETTERHEAD]

                                             December 29, 2005

VIA EDGAR SUBMISSION AND HAND DELIVERY

Mr. Mark P. Shuman

United States Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Ozark Holding Inc.
Registration Statement on Form S-4 filed November 23, 2005
File No. 333-129139

Dear Mr. Shuman:

On behalf of Ozark Holding Inc. (“New Oracle”), Oracle Corporation and Siebel Systems, Inc., we have revised New Oracle’s Amendment No. 4 to the Registration Statement on Form S-4 and attached copies hereto, both clean and marked against Amendment No. 3 to the Registration Statement of Form S-4 filed on December 27, 2005. The revisions set forth therein are in response to the comments you provided to William Aaronson in a phone conversation on January 28, 2005, as well as certain changes to reflect the revised special meeting date, special meeting location and mailing date.

* * * * *

If you have any questions regarding Amendment No. 4, please feel free to call me at (212) 450-4379.

Sincerely,

/s/ William H. Aaronson

William H. Aaronson

Enclosures

cc w/ enc:	Barbara Jacobs
Mark Kronforst
Chris Davis
Daniel Lee
(Securities and Exchange Commission)

Daniel Cooperman
(Oracle Corporation)

George T. Shaheen
(Siebel Systems, Inc.)

Eric C. Jensen
(Cooley Godward LLP)